Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Supplement [Text Block]	trptfit_SupplementTextBlock	T. Rowe Price Maryland Tax-Free Bond Fund

Supplement to Prospectus and Summary Dated July 1, 2018

Effective October 12, 2018, the first paragraph following the heading “Principal Investment Strategies” on page 2 is replaced with the following:

The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Maryland state and local income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. While the fund may buy securities of any maturity, the fund generally seeks longer-term securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

T. Rowe Price Maryland Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trptfit_SupplementTextBlock	T. Rowe Price Maryland Tax-Free Bond Fund

Supplement to Prospectus and Summary Dated July 1, 2018

Effective October 12, 2018, the first paragraph following the heading “Principal Investment Strategies” on page 2 is replaced with the following:

The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Maryland state and local income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. While the fund may buy securities of any maturity, the fund generally seeks longer-term securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.